July 2, 2012

Supplement

SUPPLEMENT DATED JULY 2, 2012 TO THE PROSPECTUS OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 29, 2012

The Board of Trustees of Morgan Stanley Mortgage Securities Trust (the "Fund") has approved a fee waiver/expense cap with respect to each share class of the Fund, effective July 1, 2012. Accordingly, the following changes to the Prospectus will become effective on July 1, 2012:

The Fund's Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I
Advisory Fee[4]	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fee	0.25%	0.85%	0.84%	None
Other Expenses[4]	0.55%	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses[4]	1.27%	1.87%	1.86%	1.02%
Fee Waiver and/or Expense Reimbursement[4]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	1.00%	1.60%	1.59%	0.75%

***

The Fund's Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:

	1Year	3 Years	5 Years	10 Years
Class A	$523	$730	$954	$1598
Class B	$663	$805	$1071	$1740
Class C	$262	$502	$866	$1889
Class I	$77	$240	$417	$930

If You HELD Your Shares:

	1Year	3 Years	5 Years	10 Years
Class A	$523	$730	$954	$1598
Class B	$163	$505	$871	$1740
Class C	$162	$502	$866	$1889
Class I	$77	$240	$417	$930

***

The following is hereby added as the fourth footnote under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example":

(4) The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding 12b-1 fees and certain investment related expenses, will not exceed 0.75% for each Class. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FDLSPT1 7/12

July 2, 2012

Supplement

SUPPLEMENT DATED JULY 2, 2012 TO THE STATEMENT OF ADDITIONAL INFOMRATION OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 29, 2012

The Board of Trustees of Morgan Stanley Mortgage Securities Trust (the "Fund") has approved a fee waiver/expense cap with respect to each share class of the Fund, effective July 1, 2012. Accordingly, the following change to the Statement of Additional Information ("SAI") will become effective on July 1, 2012:

The following are hereby added as the third and fourth sentences of the second paragraph of the section of the Fund's SAI entitled "Investment Advisory and Other Services — Adviser and Administrator":

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding 12b-1 fees and certain investment related expenses, will not exceed 0.75% for each Class. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.